SHAREHOLDERS' EQUITY (Details)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Common Stock, Shares Authorized	49,800,000	49,800,000	49,800,000
Common Stock, Shares, Issued	14,177,809	13,369,809	12,098,597
Common Stock, Shares, Outstanding	14,177,809	13,369,809	12,098,597
Common Stock [Member]
Common Stock, Shares Authorized		49,800,000	49,800,000
Common Stock, Shares, Issued		13,369,809	12,098,597
Common Stock, Shares, Outstanding		13,369,809	12,098,597
Deferred A Shares [Member]
Common Stock, Shares Authorized		800,000	800,000
Common Stock, Shares, Issued		0	0
Common Stock, Shares, Outstanding		0	0
Deferred B Shares [Member]
Common Stock, Shares Authorized		1,200,000	1,200,000
Common Stock, Shares, Issued		0	0
Common Stock, Shares, Outstanding		0	0
Deferred C Shares [Member]
Common Stock, Shares Authorized		400,000	400,000
Common Stock, Shares, Issued		0	400,000
Common Stock, Shares, Outstanding		0	400,000